N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Talcott Resolution Life Insurance Co Separate Account 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Sep. 01, 2026
Amendment Flag	false
C000055031 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class*	0.40%	6.66%	-0.82%	1.56%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to new investors)	0.50%	6.94%	8.58%	10.19%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*	0.50%	17.28%	13.86%	14.24%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares*	0.50%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.21%	12.36%	-0.70%	10.22%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class*	0.40%	6.66%	-0.82%	1.56%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to new investors)	0.50%	6.94%	8.58%	10.19%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*	0.50%	17.28%	13.86%	14.24%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares*	0.50%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.21%	12.36%	-0.70%	10.22%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000055031 [Member] | C000000765 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	(0.82%)
Average Annual Total Returns, 10 Years [Percent]	1.56%
C000055031 [Member] | C000000115 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	10.19%
C000055031 [Member] | C000000295 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	17.28%
Average Annual Total Returns, 5 Years [Percent]	13.86%
Average Annual Total Returns, 10 Years [Percent]	14.24%
C000055031 [Member] | C000000296 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.28%
C000055031 [Member] | C000002222 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	12.36%
Average Annual Total Returns, 10 Years [Percent]	10.22%